Business Segments Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present financial information for DPL’s reportable business segment:

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2020
Revenues from external customers	$651.2	$9.3	$—	$660.5
Intersegment revenues	0.9	3.6	(4.5)	—
Total revenues	$652.1	$12.9	$(4.5)	$660.5

Depreciation and amortization	$71.8	$1.5	$—	$73.3
Interest expense	$24.3	$47.0	$—	$71.3
Loss on early extinguishment of debt	$—	$31.7	$—	$31.7
Income / (loss) from continuing operations before income tax	$58.1	$(70.0)	$—	$(11.9)

Cash capital expenditures	$153.3	$4.0	$—	$157.3

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2019
Revenues from external customers	$734.3	$9.4	$—	$743.7
Intersegment revenues	1.1	3.2	(4.3)	—
Total revenues	$735.4	$12.6	$(4.3)	$743.7

Depreciation and amortization	$70.8	$1.5	$—	$72.3
Interest expense	$26.0	$56.2	$—	$82.2
Loss on early extinguishment of debt	$—	$44.9	$—	$44.9
Income / (loss) from continuing operations before income tax	$124.3	$(92.8)	$—	$31.5

Cash capital expenditures	$155.5	$1.0	$—	$156.5

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2018
Revenues from external customers	$737.8	$9.5	$—	$747.3
Intersegment revenues	0.9	2.9	(3.8)	—
Total revenues	$738.7	$12.4	$(3.8)	$747.3

Depreciation and amortization	$74.5	$1.7	$—	$76.2
Interest expense	$27.3	$70.7	$—	$98.0
Loss on early extinguishment of debt	$0.6	$5.9	$—	$6.5
Income / (loss) from continuing operations before income tax	$104.4	$(65.5)	$—	$38.9

Cash capital expenditures	$85.6	$10.5	$—	$96.1

(a)    "Other" includes Cash capital expenditures related to assets of discontinued operations and held-for-sale businesses for the year ended December 31, 2018.

Total Assets	December 31, 2020	December 31, 2019	December 31, 2018
Utility	$2,014.7	$1,883.2	$1,819.6
All Other (a)	21.3	52.6	63.5
DPL Consolidated	$2,036.0	$1,935.8	$1,883.1

(a)    "All Other" includes Total assets related to the assets of discontinued operations and held-for-sale businesses and Eliminations as of December 31, 2020, 2019 and 2018. "All Other" Total assets as of December 31, 2020 is primarily cash on hand from debt issuances.